Basic and Diluted Net Loss (Income) Per Share - Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic and diluted (Earnings) Losses per ordinary share
Net (income) loss	$ (4,796)	$ 6,500	$ 5,796
Less - Undistributed income allocable to preferred shares due to their redemption feature	(4,796)
Net (income) loss applicable to ordinary shareholders		$ 6,500	$ 5,796
Weighted average number of shares used in the computation of basic (income) loss per ordinary share (in Shares)	3,225,472,266	1,562,627,495	754,076,407
Weighted average number of shares used in the computation of diluted (income) loss per ordinary share (in Shares)	3,225,472,266	1,562,627,495	754,076,407
Basic (Earnings) Losses per ordinary share (in Dollars per share)		$ 0.004	$ 0.01
Diluted (Earnings) Losses per ordinary share (in Dollars per share)		$ 0.004	$ 0.01